Income Taxes - Components of the Net Deferred Tax Asset (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Schedule Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax asset	$ 10,334	$ 11,374
Deferred tax liability	(2,295)	(2,203)
Net deferred tax asset	8,039	9,171
Federal [Member]
Schedule Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax asset	8,954	9,818
Deferred tax liability	(1,905)	(1,829)
State [Member]
Schedule Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax asset	1,380	1,556
Deferred tax liability	$ (390)	$ (374)